Related parties - Transaction with Associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other operating income	$ 0.4	$ 0.4	$ 0.1
Operating expenses and cost of services	11.0	$ 6.0	$ 2.2
Finance income	$ 0.1